Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI Spain ETF(a)	379,728	$10,685,546

Total Investment Companies — 100.3% (Cost: $12,621,055)		10,685,546

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(b)	5,386	5,386

Total Short-Term Investments — 0.0% (Cost: $5,386)		5,386

Total Investments in Securities — 100.3% (Cost: $12,626,441)		10,690,932

Other Assets, Less Liabilities — (0.3)%		(33,359)

Net Assets — 100.0%		$10,657,573

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,037,735	—	(2,037,735	)(a)	—	$—	$37,910	(b)	$744	$(204)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,424	—	(5,038	)(a)	5,386	5,386	442		—	—
iShares MSCI Spain ETF	530,838	49,515	(200,625)		379,728	10,685,546	286,273		(782,459)	(82,129)

						$10,690,932	$324,625		$(781,715)	$(82,333)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,032,000	USD	22,315,963	MS	06/04/19	$62,784
USD	11,207,736	EUR	10,016,000	MS	06/04/19	18,363
EUR	380,000	USD	424,475	MS	07/02/19	1,053

						82,200

USD	11,161,330	EUR	10,016,000	MS	06/04/19	(28,044)
USD	11,301,039	EUR	10,123,000	MS	07/02/19	(34,804)

						(62,848)

	Net unrealized appreciation					$19,352

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI Spain ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$10,685,546	$—	$—	$10,685,546
Money Market Funds	5,386	—	—	5,386

	$10,690,932	$—	$—	$10,690,932

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$82,200	$—	$82,200
Liabilities
Forward Foreign Currency Exchange Contracts	—	(62,848)	—	(62,848)

	$—	$19,352	$—	$19,352

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC
Currency Abbreviations

EUR	Euro

USD	United States Dollar

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